Loans (Tables)	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Disclosure of Loans and Receivables

$ millions, as at October 31					2020					2019
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total
Residential mortgages (4)	$221,165	$151	$212	$363	$220,802	$208,652	$140	$71	$211	$208,441
Personal	42,222	113	719	832	41,390	43,651	128	425	553	43,098
Credit card	11,389	–	667	667	10,722	12,755	–	420	420	12,335
Business and government (4)	135,546	650	1,028	1,678	133,868	125,798	376	355	731	125,067
	$410,322	$914	$2,626	$3,540	$406,782	$390,856	$644	$1,271	$1,915	$388,941

(1)	Loans are net of unearned income of $530 million (2019: $469 million).
(2)	Includes gross loans of $76.6 billion (2019: $69.5 billion) denominated in U.S. dollars and $8.4 billion (2019: $6.7 billion) denominated in other foreign currencies.
(3)	Includes ECL allowances for customers’ liability under acceptances.
(4)	Includes $63 million of residential mortgages (2019: $60 million) and $23,291 million of business and government loans (2019: $21,182 million) that are measured at FVTPL.

Summary of Allowance for Credit Losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the year ended October 31	2020
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of year	$28	$43	$140	$211
Originations net of repayments and other derecognitions	9	(12)	(17)	(20)
Changes in model	(3)	30	–	27
Net remeasurement (2)	(21)	123	73	175
Transfers (2)
– to 12-month ECL	61	(51)	(10)	–
– to lifetime ECL performing	(23)	39	(16)	–
– to lifetime ECL credit-impaired	–	(10)	10	–
Provision for (reversal of) credit losses (3)	23	119	40	182
Write-offs (4)	–	–	(16)	(16)
Recoveries	–	–	6	6
Interest income on impaired loans	–	–	(19)	(19)
Foreign exchange and other	–	(1)	–	(1)
Balance at end of year	$51	$161	$151	$363
Personal
Balance at beginning of year	$174	$271	$128	$573
Originations net of repayments and other derecognitions	37	(51)	(12)	(26)
Changes in model	(13)	181	–	168
Net remeasurement (2)	(186)	378	247	439
Transfers (2)
– to 12-month ECL	300	(292)	(8)	–
– to lifetime ECL performing	(108)	126	(18)	–
– to lifetime ECL credit-impaired	–	(67)	67	–
Provision for (reversal of) credit losses (3)	30	275	276	581
Write-offs (4)	–	–	(353)	(353)
Recoveries	–	–	66	66
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	–	–	1	1
Balance at end of year	$204	$546	$113	$863
Credit card
Balance at beginning of year	$145	$340	$–	$485
Originations net of repayments and other derecognitions	(3)	(69)	–	(72)
Changes in model	(6)	59	–	53
Net remeasurement (2)	(223)	674	89	540
Transfers (2)
– to 12-month ECL	281	(281)	–	–
– to lifetime ECL performing	(58)	58	–	–
– to lifetime ECL credit-impaired	–	(209)	209	–
Provision for (reversal of) credit losses (3)	(9)	232	298	521
Write-offs (4)	–	–	(409)	(409)
Recoveries	–	–	111	111
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$136	$572	$–	$708
Business and government
Balance at beginning of year	$239	$158	$378	$775
Originations net of repayments and other derecognitions	51	(45)	(20)	(14)
Changes in model	14	(1)	(1)	12
Net remeasurement (2)	264	594	349	1,207
Transfers (2)
– to 12-month ECL	113	(103)	(10)	–
– to lifetime ECL performing	(201)	210	(9)	–
– to lifetime ECL credit-impaired	(21)	(121)	142	–
Provision for (reversal of) credit losses (3)	220	534	451	1,205
Write-offs (4)	–	–	(157)	(157)
Recoveries	–	–	9	9
Interest income on impaired loans	–	–	(21)	(21)
Foreign exchange and other	(6)	(9)	(8)	(23)
Balance at end of year	$453	$683	$652	$1,788
Total ECL allowance (5)	$844	$1,962	$916	$3,722
Comprises:
Loans	$735	$1,891	$914	$3,540
Undrawn credit facilities and other off-balance sheet exposures (6)	109	71	2	182

(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(4)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(5)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $16 million as at October 31, 2020 (2019: $2 million), $14 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (2019: nil). The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2020 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(6)	Included in Other liabilities on our consolidated balance sheet.

$ millions, as at or for the year ended October 31	2019
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of year	$27	$44	$143	$214
Originations net of repayments and other derecognitions	4	(11)	(23)	(30)
Changes in model	(2)	(6)	(5)	(13)
Net remeasurement (2)	(41)	32	94	85
Transfers (2)
– to 12-month ECL	42	(30)	(12)	–
– to lifetime ECL performing	(3)	22	(19)	–
– to lifetime ECL credit-impaired	–	(7)	7	–
Provision for (reversal of) credit losses (3)	–	–	42	42
Write-offs (4)	–	–	(29)	(29)
Recoveries	–	–	2	2
Interest income on impaired loans	–	–	(17)	(17)
Foreign exchange and other	1	(1)	(1)	(1)
Balance at end of year	$28	$43	$140	$211
Personal
Balance at beginning of year	$190	$199	$109	$498
Originations net of repayments and other derecognitions	45	(50)	–	(5)
Changes in model	(14)	30	–	16
Net remeasurement (2)	(194)	283	309	398
Transfers (2)
– to 12-month ECL	183	(179)	(4)	–
– to lifetime ECL performing	(37)	51	(14)	–
– to lifetime ECL credit-impaired	–	(63)	63	–
Provision for (reversal of) credit losses (3)	(17)	72	354	409
Write-offs (4)	–	–	(395)	(395)
Recoveries	–	–	62	62
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	1	–	3	4
Balance at end of year	$174	$271	$128	$573
Credit card
Balance at beginning of year	$102	$370	$–	$472
Originations net of repayments and other derecognitions	–	(50)	–	(50)
Changes in model	36	(48)	–	(12)
Net remeasurement (2)	(190)	477	184	471
Transfers (2)
– to 12-month ECL	229	(229)	–	–
– to lifetime ECL performing	(33)	33	–	–
– to lifetime ECL credit-impaired	–	(215)	215	–
Provision for (reversal of) credit losses (3)	42	(32)	399	409
Write-offs (4)	–	–	(516)	(516)
Recoveries	–	–	117	117
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	1	2	–	3
Balance at end of year	$145	$340	$–	$485
Business and government
Balance at beginning of year	$180	$147	$230	$557
Originations net of repayments and other derecognitions	32	(19)	(21)	(8)
Changes in model	–	1	3	4
Net remeasurement (2)	(17)	97	350	430
Transfers (2)
– to 12-month ECL	71	(64)	(7)	–
– to lifetime ECL performing	(21)	25	(4)	–
– to lifetime ECL credit-impaired	(2)	(29)	31	–
Provision for (reversal of) credit losses (3)	63	11	352	426
Write-offs (4)	–	–	(190)	(190)
Recoveries	–	–	13	13
Interest income on impaired loans	–	–	(18)	(18)
Foreign exchange and other	(4)	–	(9)	(13)
Balance at end of year	$239	$158	$378	$775
Total ECL allowance (5)	$586	$812	$646	$2,044
Comprises:
Loans	$526	$745	$644	$1,915
Undrawn credit facilities and other off-balance sheet exposures (6)	60	67	2	129

(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(4)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(5)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $2 million as at October 31, 2019. The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2019 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(6)	Included in Other liabilities on our consolidated balance sheet.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses
Significant changes to our forecasts were made in the current year. The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at October 31, 2020	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	1.6%	3.8%	3.6%	4.6%	0.03%	2.0%
United States	1.7%	3.5%	3.0%	4.2%	(0.6)%	1.7%
Unemployment rate
Canada (2)	8.7%	6.7%	7.4%	5.9%	9.5%	8.4%
United States	7.4%	4.7%	5.1%	3.5%	9.2%	7.3%
Canadian Housing Price Index growth (2)	2.4%	3.0%	11.2%	10.4%	(6.9)%	(0.8)%
S&P 500 Index growth rate	5.6%	4.8%	11.2%	7.7%	(3.5)%	(5.3)%
West Texas Intermediate Oil Price (US$)	$42	$53	$51	$60	$34	$39

(1)	The remaining forecast period is generally two years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

	Base case		Upside case		Downside case
As at October 31, 2019	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Canadian GDP year-over-year growth (2)	1.5%	1.8%	2.3%	2.5%	0.6%	0.8%
Canadian unemployment rate (2)	6.1%	5.9%	5.5%	5.5%	6.4%	6.5%
Canadian Housing Price Index growth (2)	1.6%	2.2%	4.8%	4.0%	(2.2)%	(0.8)%
S&P 500 Index growth rate	5.0%	4.7%	8.2%	6.6%	(3.7)%	(10.3)%
West Texas Intermediate Oil Price (US$)	$60	$60	$67	$74	$47	$43

(1)	The remaining forecast period is generally two years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades	The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on the application of our
12-month
point in time PDs under IFRS 9 to our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of the MD&A for details on the CIBC risk categories.

Loans
(1)

$ millions, as at October 31				2020				2019
	Stage 1	Stage 2	Stage 3 (2)(3)(4)	Total	Stage 1	Stage 2	Stage 3 (2)(3)(4)	Total
Residential mortgages
– Exceptionally low	$146,139	$2	$–	$146,141	$142,260	$–	$–	$142,260
– Very low	45,678	1,166	–	46,844	37,140	–	–	37,140
– Low	12,491	6,042	–	18,533	17,315	1,010	–	18,325
– Medium	232	4,924	–	5,156	1,207	5,312	–	6,519
– High	–	1,054	–	1,054	11	1,162	–	1,173
– Default	–	–	654	654	–	–	597	597
– Not rated	1,810	818	155	2,783	2,251	233	154	2,638
Gross residential mortgages (5)(6)	206,350	14,006	809	221,165	200,184	7,717	751	208,652
ECL allowance	51	161	151	363	28	43	140	211
Net residential mortgages	206,299	13,845	658	220,802	200,156	7,674	611	208,441
Personal
– Exceptionally low	23,302	–	–	23,302	24,258	–	–	24,258
– Very low	1,618	157	–	1,775	4,321	1,353	–	5,674
– Low	8,662	2,497	–	11,159	4,955	1,582	–	6,537
– Medium	1,265	2,768	–	4,033	3,703	1,611	–	5,314
– High	331	769	–	1,100	302	613	–	915
– Default	–	–	140	140	–	–	164	164
– Not rated	513	159	41	713	720	29	40	789
Gross personal (6)	35,691	6,350	181	42,222	38,259	5,188	204	43,651
ECL allowance	179	540	113	832	160	265	128	553
Net personal	35,512	5,810	68	41,390	38,099	4,923	76	43,098
Credit card
– Exceptionally low	3,285	–	–	3,285	3,015	–	–	3,015
– Very low	1,388	–	–	1,388	1,142	83	–	1,225
– Low	2,340	–	–	2,340	5,619	274	–	5,893
– Medium	1,778	1,973	–	3,751	1,344	565	–	1,909
– High	–	472	–	472	10	538	–	548
– Default	–	–	–	–	–	–	–	–
– Not rated	135	18	–	153	158	7	–	165
Gross credit card	8,926	2,463	–	11,389	11,288	1,467	–	12,755
ECL allowance	125	542	–	667	129	291	–	420
Net credit card	8,801	1,921	–	10,722	11,159	1,176	–	12,335
Business and government
– Investment grade	49,418	1,071	–	50,489	46,800	251	–	47,051
– Non-investment grade	78,302	9,876	–	88,178	80,780	3,443	–	84,223
– Watchlist	416	4,443	–	4,859	374	1,575	–	1,949
– Default	–	–	1,359	1,359	–	–	866	866
– Not rated	218	49	–	267	752	79	45	876
Gross business and government (5)(7)	128,354	15,439	1,359	145,152	128,706	5,348	911	134,965
ECL allowance	380	648	650	1,678	209	146	376	731
Net business and government	127,974	14,791	709	143,474	128,497	5,202	535	134,234
Total net amount of loans	$378,586	$36,367	$1,435	$416,388	$377,911	$18,975	$1,222	$398,108

(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $22 million (2019: $23 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $16 million were recognized as at October 31, 2020 (2019: $2 million), $14 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (2019: nil). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at October 31, 2020 and October 31, 2019. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Includes purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)	Excludes foreclosed assets of $23 million (2019: $25 million), which were included in Other assets on our consolidated balance sheet.
(4)	As at October 31, 2020, 93% (2019: 90%) of stage 3 impaired loans were either fully or partially collateralized.
(5)	Includes $63 million (2019: $60 million) of residential mortgages and $23,291 million (2019: $21,182 million) of business and government loans that are measured at FVTPL.
(6)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(7)	Includes customers’ liability under acceptances of $9,606 million (2019: $9,167 million).

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at October 31				2020				2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$124,690	$8	$–	$124,698	$106,696	$120	$–	$106,816
– Very low	6,632	137	–	6,769	7,341	1,126	–	8,467
– Low	8,703	416	–	9,119	10,974	1,357	–	12,331
– Medium	909	692	–	1,601	1,737	752	–	2,489
– High	263	503	–	766	255	495	–	750
– Default	–	–	28	28	–	–	19	19
– Not rated	411	23	–	434	397	32	–	429
Gross retail	141,608	1,779	28	143,415	127,400	3,882	19	131,301
ECL allowance	36	36	–	72	30	55	–	85
Net retail	141,572	1,743	28	143,343	127,370	3,827	19	131,216
Business and government
– Investment grade	89,067	159	–	89,226	78,906	296	–	79,202
– Non-investment grade	55,288	5,103	–	60,391	52,379	1,282	–	53,661
– Watchlist	82	1,678	–	1,760	65	575	–	640
– Default	–	–	129	129	–	–	69	69
– Not rated	795	41	–	836	688	60	–	748
Gross business and government	145,232	6,981	129	152,342	132,038	2,213	69	134,320
ECL allowance	73	35	2	110	30	12	2	44
Net business and government	145,159	6,946	127	152,232	132,008	2,201	67	134,276
Total net undrawn credit facilities and other off-balance sheet exposures	$286,731	$8,689	$155	$295,575	$259,378	$6,028	$86	$265,492

Schedule of Net Interest Income After Provision for Credit Losses
Net interest income after provision for credit losses

$ millions, for the year ended October 31	2020	2019	2018
Interest income	$17,522	$20,697	$17,505
Interest expense	6,478	10,146	7,440
Net interest income	11,044	10,551	10,065
Provision for credit losses	2,489	1,286	870
Net interest income after provision for credit losses	$8,555	$9,265	$9,195